Alfred Ayensu-Ghartey
Vice President and
Associate General Counsel
212-314-2777
alfred.ayensu-ghartey@equitable.com

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

September 9, 2025

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable America Variable Account AA (the “Registrant”) Registration Nos.:
	333-266576 and 811-23817	EQUI-VEST (Series 202)
	333-275041 and 811-23817	EQUI-VEST (Employer Sponsored Retirement Programs (Series 100-400) EQUI-VEST Individual (Series 100-500)
	333-275042 and 811-23817	EQUI-VEST 201
	333-275043 and 811-23817	EQUI-VEST Express (Series 700 & 701)
	333-275044 and 811-23817	EQUI-VEST Deluxe (Series 800 & 801)

Commissioners:

Equitable Financial Life Insurance Company of America (“Equitable America”), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2025, for the following mutual funds in which the Registrant invests:

•	EQ Advisors Trust – underlying Funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT High Yield Bond

1290 VT Micro Cap

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

EQ/2000 Managed Volatility

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/AB Dynamic Moderate Growth

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic

EQ/Aggressive Allocation

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/American Century Mid Cap Value

EQ/Balanced Strategy

EQ/Capital Group Research

EQ/ClearBridge Large Cap Growth ESG

EQ/ClearBridge Select Equity Managed Volatility

EQ/Common Stock Index

EQ/Conservative Allocation

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Conservative-Plus Allocation

EQ/Core Bond Index

EQ/Core Plus Bond

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Small Cap Value Managed Volatility

EQ/Global Equity Managed Volatility

EQ/Goldman Sachs Growth Allocation

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Corporate Bond

EQ/Intermediate Government Bond

EQ/International Core Managed Volatility

EQ/International Equity Index

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/Invesco Comstock

EQ/Invesco Global

EQ/Invesco Global Real Assets

EQ/Janus Enterprise

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Index

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Index

EQ/Large Cap Value Managed Volatility

EQ/Lazard Emerging Markets Equity

EQ/Long-Term Bond

EQ/Loomis Sayles Growth

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate Growth Strategy

EQ/Moderate-Plus Allocation

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/Value Equity

EQ/Wellington Energy

Equitable Conservative Growth MF/ETF Portfolio

Equitable Growth MF/ETF

Equitable Moderate Growth MF/ETF

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	American Funds Insurance Series® - Class 4:

American Funds Insurance Series® The Bond Fund of America®

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity® VIP Equity-Income PortfolioSM

Fidelity® VIP Investment Grade Bond

Fidelity® VIP Mid Cap Portfolio

•	Franklin Templeton Variable Insurance Products Trust – Class 2:

Templeton Global Bond VIP

•	Invesco Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend Fund

Invesco V.I. High Yield Fund

Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Small Cap Equity Fund

•	Delaware Variable Insurance Products (VIP) Trust – Service Class:

Macquarie VIP High Income

•	MFS® Variable Insurance Trust - Service Class:

MFS® Investors Trust Series

MFS® Massachusetts Investors Growth Stock

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn® Strategy

•	Principal Funds, Inc. – Share Class 2:

Principal Equity Income Fund

•	Van Eck VIP Trust – S Class:

VanEck VIP Global Resources

Some of the funds listed above may not be available under every contract offered by the Registrant.

Equitable America understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,
/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333